UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22240

Partners Group Private Equity (Institutional), LLC
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(Exact name of registrant as specified in charter)

450 Lexington Avenue, 39th Floor
New York, NY 10017
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(Address of principal executive offices) (Zip code)

Brooks Lindberg, CCO
Partners Group USA, Inc.
450 Lexington Avenue, 39th Floor
New York, NY 10017
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(Name and address of agent for service)

Registrant's telephone number, including area code: 212.763.4700

Date of fiscal year end: March 31

Date of reporting period: July 1, 2008 - June 30, 2009

Form  N-PX is to be used by a  registered  management  investment  company, other than a small business  investment  company  registered on Form N-5 (ss.ss. 239.24 and 274.5 of this  chapter),  to file  reports with the  Commission,  not later than August 31 of each year,  containing  the  registrant's  proxy  voting record  for the most  recent  twelve-month  period  ended June 30,  pursuant  to section 30 of the Investment  Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A  registrant  is required to disclose  the  information  specified by Form N-PX, and the Commission will make this information  public. A registrant is not required to respond to the  collection  of  information  contained  in Form N-PX unless the Form  displays a  currently  valid  Office of  Management  and Budget ("OMB")  control number.  Please direct comments  concerning the accuracy of the information  collection  burden  estimate and any  suggestions  for reducing the burden to the Secretary,  Securities and Exchange Commission,  450 Fifth Street, NW,  Washington,  DC  20549-0609.  The  OMB  has  reviewed  this  collection  of information under the clearance requirements of 44 U.S.C. ss. 3507.

PROXY VOTING RECORD

As of the date hereof, the Registrant has not yet commenced operations and therefore there were no maters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2009 with respect to which the Registrant was entitled to vote.

SIGNATURES

Pursuant  to the  requirements  of the  Investment  Company  Act  of  1940,  the registrant  has duly  caused  this  report  to be  signed  on its  behalf by the undersigned, thereunto duly authorized.

Registrant        Partners Group Private Equity (Institutional), LLC

By (Signature and Title)*  /s/ Scott Higbee, President
                                            Scott Higbee, President

Date   August 27, 2009